American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
December 31, 2024

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 84.4%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	62,025,600	62,036,066
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	63,354,303	63,972,126
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	21,909,652	21,754,576
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	51,203,227	53,753,286
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	38,839,066	39,531,722
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	43,875,199	47,072,695
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	25,964,056	28,114,009
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	55,075,148	42,234,541
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	59,380,520	43,538,557
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	65,323,194	54,401,559
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	58,780,048	42,631,868
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	3,796,770	2,862,379
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	30,206,946	21,873,452
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48	24,641,155	18,157,759
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	12,857,908	9,379,195
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50	50,560,392	29,519,304
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	45,344,882	24,985,465
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	47,097,783	25,585,656
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	89,596,002	88,371,885
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26(1)	54,785,333	53,480,147
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	33,547,518	32,768,750
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26(1)	14,670,659	14,265,489
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	57,170,312	55,443,140
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	117,835,092	112,966,313
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	49,035,580	47,330,838
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	10,655,900	10,594,099
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	103,591,715	99,052,894
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	74,718,270	72,815,649
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	27,476,812	26,397,535
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	15,458,550	15,701,838
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	43,754,200	41,785,834
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	12,756,625	12,775,667
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	74,844,526	69,339,820
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	250,798	246,663
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	62,816,768	57,072,171
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	87,198,066	77,419,402
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	90,014,668	79,268,312
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	68,096,054	59,053,350
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32	114,345,705	102,239,915
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33	89,544,650	82,397,829
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33	126,281,025	118,181,379
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34	28,753,200	27,574,228
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34	56,626,614	54,885,285
TOTAL U.S. TREASURY SECURITIES (Cost $2,266,559,096)		2,042,832,647
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
Private Sponsor Collateralized Mortgage Obligations — 5.1%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	48,282	47,041
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	1,811,739	1,592,294
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	1,443,729	1,267,655

Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	340,009	327,697
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	3,053,257	3,064,212
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(2)	9,269,564	9,196,757
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(2)	4,229,587	4,215,102
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(2)	12,729,395	12,691,980
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	885,745	803,936
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(2)	4,960,810	4,934,349
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	8,212,456	8,186,593
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	6,560,342	6,531,087
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(2)	11,456,036	11,474,504
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(2)	4,951,466	4,978,572
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	6,140,784	6,164,693
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(2)	4,329,572	4,339,802
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(2)	7,329,030	7,303,422
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(2)	6,684,984	6,703,368
MFA Trust, Series 2024-NQM2, Class A1, 5.27%, 8/25/69(2)	9,409,290	9,310,094
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	2,908,301	2,897,773
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(2)	3,737,856	3,717,368
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(2)	4,761,545	4,746,566
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(2)	7,534,423	7,510,694
		122,005,559
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2021-DNA7, Class M1, VRN, 5.42%, (30-day average SOFR plus 0.85%), 11/25/41(2)	5,399,101	5,392,690
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $128,014,010)		127,398,249
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.1%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.1%
GNMA, 5.50%, TBA (Cost $76,295,981)	76,082,000	75,464,912
PREFERRED STOCKS — 2.0%
Banks — 1.4%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	4,000,000	3,994,209
Barclays PLC, 6.125%	6,725,000	6,717,579
Intesa Sanpaolo SpA, 7.70%(2)	4,000,000	4,010,086
Lloyds Banking Group PLC, 7.50%	2,600,000	2,626,954
NatWest Group PLC, 6.00%	2,600,000	2,592,459
Nordea Bank Abp, 6.625%(2)	6,520,000	6,556,004
Societe Generale SA, 8.00%(2)	2,600,000	2,630,163
Standard Chartered PLC, 6.00%(2)	5,200,000	5,209,904
		34,337,358
Capital Markets — 0.6%
Charles Schwab Corp., 5.375%	6,660,000	6,641,183
Deutsche Bank AG, 4.79%	1,200,000	1,177,500
Deutsche Bank AG, 7.50%	2,800,000	2,800,586
UBS Group AG, 6.875%	4,000,000	4,010,460
		14,629,729
TOTAL PREFERRED STOCKS (Cost $48,841,055)		48,967,087
CORPORATE BONDS — 1.6%
Banks — 0.8%
Citigroup, Inc., VRN, 6.27%, 11/17/33	390,000	409,094
Citigroup, Inc., VRN, 5.83%, 2/13/35	385,000	383,298
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	2,554,000	2,477,177
Truist Financial Corp., VRN, 6.12%, 10/28/33	9,473,000	9,868,144
U.S. Bank NA, VRN, 4.51%, 10/22/27	6,465,000	6,431,147
		19,568,860

Consumer Finance — 0.2%
Encore Capital Group, Inc., 9.25%, 4/1/29(2)	4,420,000	4,714,606
Diversified REITs — 0.3%
Highwoods Realty LP, 3.875%, 3/1/27	6,700,000	6,518,952
Electric Utilities — 0.1%
Duke Energy Corp., 5.45%, 6/15/34	3,735,000	3,732,499
Media — 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35	1,000,000	999,153
Software — 0.2%
Oracle Corp., 3.60%, 4/1/40	1,315,000	1,028,789
SS&C Technologies, Inc., 6.50%, 6/1/32(2)	3,000,000	3,029,139
		4,057,928
TOTAL CORPORATE BONDS (Cost $39,786,154)		39,591,998
COLLATERALIZED LOAN OBLIGATIONS — 1.5%
Dryden 43 Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)	5,000,000	4,453,145
Dryden 68 CLO Ltd., Series 2019-68A, Class BRR, VRN, 6.21%, (3-month SOFR plus 1.55%), 7/15/35(2)	7,150,000	7,165,871
Elmwood CLO IV Ltd., Series 2020-1A, Class BR, VRN, 6.48%, (3-month SOFR plus 1.85%), 4/18/37(2)	9,500,000	9,577,201
Magnetite XLI Ltd., Series 2024-41A, Class B, VRN, 5.91%, (3-month SOFR plus 1.60%), 1/25/38(2)	6,975,000	6,975,000
Palmer Square CLO Ltd., Series 2024-4A, Class A2, VRN, 5.83%, (3-month SOFR plus 1.50%), 1/15/38(2)	3,650,000	3,652,626
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR2, VRN, 6.66%, (3-month SOFR plus 2.00%), 4/15/31(2)	3,800,000	3,811,039
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $36,075,000)		35,634,882
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	9,556,000	9,784,230
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	5,153,000	5,359,441
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	2,520,000	2,606,648
Benchmark Mortgage Trust, Series 2024-V8, Class A3, SEQ, VRN, 6.19%, 7/15/57	8,826,000	9,180,878
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(2)	7,950,000	7,075,800
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $34,890,535)		34,006,997
EXCHANGE-TRADED FUNDS — 1.0%
Invesco Senior Loan ETF	592,300	12,479,761
SPDR Blackstone Senior Loan ETF	298,900	12,473,097
TOTAL EXCHANGE-TRADED FUNDS (Cost $25,070,855)		24,952,858
ASSET-BACKED SECURITIES — 1.0%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)	4,950,212	4,524,684
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)	3,969,020	3,234,576
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(2)	1,465,369	1,193,107
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(2)	2,705,966	2,741,876
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 7/30/54(2)	3,483,000	3,549,753
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(2)	3,925,000	3,918,119
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)	3,921,089	3,958,446
TOTAL ASSET-BACKED SECURITIES (Cost $24,311,281)		23,120,561
SHORT-TERM INVESTMENTS — 1.5%
Commercial Paper(3) — 1.5%
Overwatch Alpha Funding LLC, 4.45%, 1/2/25 (LOC: Bank of Nova Scotia)(2) (Cost $37,395,491)	37,400,000	37,390,954
TOTAL INVESTMENT SECURITIES — 102.8% (Cost $2,717,239,458)		2,489,361,145
OTHER ASSETS AND LIABILITIES — (2.8)%		(68,428,158)
TOTAL NET ASSETS — 100.0%		$2,420,932,987

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	1,126	March 2025	$119,699,079	$(597,908)
U.S. Treasury 10-Year Notes	4	March 2025	435,000	(10,883)
U.S. Treasury 10-Year Ultra Notes	430	March 2025	47,864,375	(849,287)
			$167,998,454	$(1,458,078)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.45%	3/5/25	$39,000,000	$(738)	$5,952,854	$5,952,116
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	524	719,981	720,505
CPURNSA	Receive	1.85%	8/26/25	$14,000,000	586	2,090,844	2,091,430
CPURNSA	Receive	2.24%	1/12/26	$50,000,000	805	6,014,458	6,015,263
CPURNSA	Receive	2.22%	1/19/26	$50,000,000	806	6,055,713	6,056,519
CPURNSA	Receive	2.29%	2/2/26	$25,000,000	402	2,944,633	2,945,035
CPURNSA	Receive	2.50%	8/9/26	$8,000,000	281	45,260	45,541
CPURNSA	Receive	2.57%	4/5/28	$8,500,000	370	20,972	21,342
CPURNSA	Receive	2.64%	8/2/28	$22,000,000	486	(59,988)	(59,502)
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	3,752,564	3,751,789
CPURNSA	Receive	2.39%	8/2/29	$12,000,000	526	13,789	14,315
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(765)	3,836,475	3,835,710
CPURNSA	Receive	2.52%	11/4/29	$13,400,000	562	(34,464)	(33,902)
CPURNSA	Receive	2.52%	11/4/29	$15,600,000	570	(40,038)	(39,468)
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(738)	3,280,317	3,279,579
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(543)	601,113	600,570
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	549	924,135	924,684
CPURNSA	Receive	2.66%	8/2/30	$37,400,000	637	(302,646)	(302,009)
CPURNSA	Receive	2.62%	3/2/33	$17,500,000	562	(80,633)	(80,071)
CPURNSA	Receive	2.65%	8/2/33	$24,900,000	651	(310,525)	(309,874)
CPURNSA	Receive	2.51%	11/4/34	$8,000,000	577	(25,168)	(24,591)
CPURNSA	Receive	2.52%	11/4/34	$8,000,000	577	(31,549)	(30,972)
CPURNSA	Receive	2.45%	12/10/34	$5,000,000	551	6,014	6,565
CPURNSA	Receive	2.44%	12/11/34	$10,000,000	604	28,134	28,738
					$7,067	$35,402,245	$35,409,312

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	$(2,436,324)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(990,401)
						$(3,426,725)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corp.
GNMA	–	Government National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $18,929,985.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $256,395,610, which represented 10.6% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,042,832,647	—
Collateralized Mortgage Obligations	—	127,398,249	—
U.S. Government Agency Mortgage-Backed Securities	—	75,464,912	—
Preferred Stocks	—	48,967,087	—
Corporate Bonds	—	39,591,998	—
Collateralized Loan Obligations	—	35,634,882	—
Commercial Mortgage-Backed Securities	—	34,006,997	—
Exchange-Traded Funds	$24,952,858	—	—
Asset-Backed Securities	—	23,120,561	—
Short-Term Investments	—	37,390,954	—
	$24,952,858	$2,464,408,287	—
Other Financial Instruments
Swap Agreements	—	$36,289,701	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,458,078	—	—
Swap Agreements	—	$4,307,114	—
	$1,458,078	$4,307,114	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.